J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Equity Focus ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated February 11, 2025

to the current Summary Prospectus, Prospectus

and Statement of Additional Information, as supplemented

Portfolio Manager Retirement. As previously announced, Jonathan Simon is retiring from J.P. Morgan Investment Management Inc. in early 2025. Effective March 4, 2025, all references to Jonathan Simon will be removed from the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”).

Effective March 4, 2025, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Felise L. Agranoff*	2023	Managing Director
Jack Caffrey	2024	Managing Director
Eric Ghernati	2024	Executive Director
Graham Spence	2025	Executive Director

*	Ms. Agranoff also was the predecessor fund’s portfolio manager since 2022 respectively.

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Equity Focus ETF” section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Equity Focus ETF

The portfolio management team is led by Felise L. Agranoff, Managing Director of JPMIM and a CFA charterholder, and Jack Caffrey, Managing Director of JPMIM and a CFA charterholder, Eric Ghernati, Executive Director of JPMIM, and Graham Spence, Executive Director of JPMIM, are also listed portfolio managers. Ms. Agranoff and Mr. Ghernati are primarily responsible for the Fund’s growth investments, while Mr. Caffrey and Mr. Spence are primarily responsible for the Fund’s value investments.

Ms. Agranoff and Mr. Caffrey share authority in the day-to-day management of the Fund. Ms. Agranoff has been a portfolio manager since 2015 and a research analyst in the firm’s U.S. Equity Group since 2004. Mr. Caffrey has been a portfolio manager for JPMIM or its affiliates since 2010 and was a Private Bank Equity Strategist prior to that time. An employee since 2020, Mr. Ghernati is a research analyst responsible for the technology sector for the J.P. Morgan Mid Cap Growth and J.P. Morgan Small Cap Growth Strategies and is a portfolio manager for the J.P. Morgan U.S. Technology Strategy. An employee since 2013, Mr. Spence is a portfolio manager for the J.P. Morgan Value Advantage Strategy.

Ms. Agranoff also was the predecessor fund’s portfolio manager since 2022.

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2024:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Equity Focus ETF
Felise Agranoff	17	$43,393,067	7	$13,750,745	34	$4,408,071
Jack Caffrey	0	0	1	7,201,780	49	5,720,343
Eric Ghernati	2	553,604	1	7,752,487	8	3,179,151
Graham Spence**	9	9,938,128	1	1,716,614	1	13,943

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2024:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
JPMorgan Equity Focus ETF
Felise Agranoff	0	$0	0	$0	1	$132,293
Jack Caffrey	0	0	0	0	0	0
Eric Ghernati	0	0	0	0	0	0
Graham Spence**	0	0	0	0	1	94,801

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

**	As of December 31, 2024.

In addition, effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities beneficially owned by each portfolio manager, as of June 30, 2024. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund Shares.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Equity Focus ETF
Felise Agranoff							X
Jack Caffrey					X
Eric Ghernati	X
Graham Spence*	X

*	As of December 31, 2024.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-RET-ETF-225